Lease liabilities - Disclosure of maturity analysis of lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 29,090	€ 28,163
Current lease liabilities	2,879	25,411
TOTAL LEASE LIABILITIES	31,969	53,574	€ 56,822
Between 1 and 3 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,313	4,573
Between 3 and 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,414	4,608
Over 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 18,362	€ 18,982